Employee Benefits	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Employee Benefits
27.	Employee Benefits

(a)	Defined benefit plans

Pursuant to the ROC Labor Standards Act, AUO has established a defined benefit pension plan covering their full-time employees in the ROC. This plan provides for retirement benefits to retiring employees based on years of service and the average salaries and wages for the six-month period before the employee’s retirement. The funding of this retirement plan by AUO is contributed monthly based on a certain percentage of employees’ total salaries and wages. The fund is deposited with Bank of Taiwan.

M.Setek has established defined benefit pension plans providing for retirement benefits to retiring employees based on years of service, position, and certain other factors in accordance with the regulations of its country of establishment.

(1)	Reconciliation for AUO’s and M.Setek’s present value of defined benefit obligation and the fair value of plan assets

	December 31,
	2018	2019
	(in thousands)
Present value of defined benefit obligation	$(3,257,962)	(3,155,988)
Fair value of plan assets	2,367,273	2,542,831
Net defined benefit liability	$(890,689)	(613,157)

(2)	Movement in net defined benefit asset (liability)

	Defined benefit obligation		Fair value of plan assets		Net defined benefit asset (liability)
	2018	2019	2018	2019	2018	2019
	(in thousands)
Balance at January 1,	$(3,128,927)	(3,257,962)	2,213,018	2,367,273	(915,909)	(890,689)
Included in profit or loss
Service cost	(5,289)	(4,104)	-	-	(5,289)	(4,104)
Interest cost	(49,598)	(39,337)	-	-	(49,598)	(39,337)
Expected return on plan assets	-	-	35,408	28,880	35,408	28,880
	(54,887)	(43,441)	35,408	28,880	(19,479)	(14,561)
Included in other comprehensive income
Remeasurements (loss) gain:
Actuarial (loss) gain arising from:
- demographic assumptions	(15,795)	89,851	-	-	(15,795)	89,851
- financial assumptions	(178,212)	(206,995)	-	-	(178,212)	(206,995)
- experience adjustment	84,437	228,466	-	-	84,437	228,466
Return on plan assets excluding interest income	-	-	52,614	76,788	52,614	76,788
	(109,570)	111,322	52,614	76,788	(56,956)	188,110
Other
Contributions paid by the employer	-	-	102,831	101,019	102,831	101,019
Benefits paid	36,915	33,936	(36,598)	(31,129)	317	2,807
Effect of changes in exchange rates and others	(1,493)	157	-	-	(1,493)	157
	35,422	34,093	66,233	69,890	101,655	103,983
Balance at December 31,	$(3,257,962)	(3,155,988)	2,367,273	2,542,831	(890,689)	(613,157)

(3)	Plan assets

Pursuant to the ROC Labor Standards Act, AUO contributes an amount based on a certain percentage of employees’ total salaries and wages paid every month to its pension fund (the “Fund”), which is administered by the Bureau of Labor Fund, Ministry of Labor and supervised by the employees’ pension plan committee (the “Committee”) and deposited in the Committee’s name with Bank of Taiwan. Under the ROC Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund, the minimum return on the plan assets should not be lower than the average interest rate on two-year time deposits published by the local banks. The government is not only responsible for the determination of the investment strategies and policies, but also for any shortfall in the event that the rate of return is less than the required rate of return.

As of December 31, 2019, the Fund deposited in the Committee’s name in the Bank of Taiwan amounted to $2,542,854 thousand. Information on utilization of labor pension funds, including the yield rate of funds and the component of plan assets are available at the Bureau of Labor Funds, Ministry of Labor website.

Under the defined benefit plans in Japan, M.Setek is responsible to pay to employees when they are retired.

(4)	Defined benefit obligation

(i)	Principal actuarial assumptions

	December 31,
	2018	2019
Discount rate	0.21%~1.22%	0.18%~0.88%
Rate of increase in future salary	0.77%~4.49%	0.77%~4.49%

The Company anticipates contributing $100,799 thousand to the defined benefit plans in the next year starting from January 1, 2020.

As at December 31, 2019, the weighted-average duration of the defined benefit obligation was between 5 years to 20 years.

(ii)	Sensitivity analysis

Reasonably possible changes at December 31, 2018 and 2019 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	December 31, 2018		December 31, 2019
	Changes in assumptions		Changes in assumptions
	+ 0.25%	- 0.25%	+ 0.25%	- 0.25%
	(in thousands)		(in thousands)
Discount rate	$(160,307)	169,544	(150,970)	159,425
Rate of increase in future salary	$166,250	(158,100)	156,774	(148,385)

In practical, the relevant actuarial assumptions are correlated to each other. The approach to develop the sensitivity analysis as above is the same approach to recognize the net defined benefit liability in the statement of financial position.

The approach to develop the sensitivity analysis and its relevant actuarial assumptions are the same as those in previous year.

(b)	Defined contribution plans

Commencing July 1, 2005, pursuant to the ROC Labor Pension Act (the “Act”), employees who elected to participate in the Act or joined the Company after July 1, 2005, are subject to a defined contribution plan under the Act. Under the defined contribution plan, AUO and its subsidiaries located in the ROC contribute monthly at a rate of no less than six percent of the employees’ monthly salaries and wages to the employee’s individual pension fund account at the ROC Bureau of Labor Insurance. The Company’s foreign subsidiaries have set up their retirement plans, if necessary, based on their respective local government regulations.

AUO and its subsidiaries in the ROC have set up defined contribution plans in accordance with the Act. For the years ended December 31, 2017, 2018 and 2019, these companies set aside $1,003,063 thousand, $1,024,700 thousand and $977,908 thousand, respectively, of the pension costs under the pension plan to the ROC Bureau of the Labour Insurance. Except for the aforementioned companies, other foreign subsidiaries recognized pension expenses of $892,109 thousand, $923,378 thousand and $784,169 thousand for the years ended December 31, 2017, 2018 and 2019, respectively, for the defined contribution plans based on their respective local government regulations.